Vessel Revenues	12 Months Ended
Dec. 31, 2021
Vessel Revenues [Abstract]
Vessel Revenues
12.	Vessel Revenues:

The following table includes the voyage revenues earned by the Company by type of contract (time charters, voyage charters and pool agreements) in each of the years ended December 31, 2019, 2020, and 2021, as presented in the accompanying consolidated statements of comprehensive income/(loss):

	Year ended December 31,	Year ended December 31,	Year ended December 31,
	2019	2020	2021
Time charter revenues	$5,967,772	12,487,692	111,900,699
Voyage charter revenues	—	—	15,002,012
Pool revenues	—	—	5,146,999
Total Vessel revenues	$5,967,772	$12,487,692	$132,049,710
As of December 31, 2021, trade accounts receivable, net increased by $6,924,622 and deferred revenue increased by $3,819,708 compared to December 31, 2020. These changes were mainly attributable to the timing of collections, the timing of commencement of revenue recognition, the increase in charter rates and the increase in vessel revenues resultant to the growth of the Company’s fleet during the year ended December 31, 2021.

As of December 31, 2020, deferred assets and deferred liabilities related to revenue contracts were $0 and $108,125, respectively and were recognized in earnings as the performance obligations were satisfied in 2021. As of December 31, 2021, deferred assets and deferred liabilities related to revenue contracts amounted to $191,234 and $3,927,833, respectively, are presented under Deferred charges, net (Current) and Deferred revenue, net (Current) respectively, in the accompanying consolidated balance sheet and will be recognized in earnings as the performance obligations will be satisfied in 2022.

This change in deferred contract assets and liabilities between December 31, 2020 and December 31, 2021, was mainly attributable to the timing of collections, the increase in vessel revenues resultant to the growth of the Company’s fleet and the timing of commencement of revenue recognition. Demurrage income for year ended December 31, 2021, amounted to $2,545,283.